Scope of consolidation - Magneti Marelli - held for sale (Details) - EUR (€) € in Millions	Dec. 31, 2019	May 02, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets And Liabilities Classified As Held For Sale [Line Items]
Other assets classified as held for sale not included in disposal group				€ 5
Assets classified as held for sale
Property, plant and equipment	€ 28,608			26,307
Deferred tax assets	1,689			1,814
Trade receivables	2,064			2,048
Cash and cash equivalents	15,014			12,450
Total Assets held for sale	98,044			96,873
Current assets [abstract]
Inventories	9,722			10,694
Current trade and other receivables	6,628			7,188
Non-current assets [abstract]
Non-current trade and other receivables	2,376			1,484
Liabilities classified as held for sale
Debt and Other	12,901		€ 15,597	14,528	€ 17,971
Employee benefit liability	9,051			8,470
Deferred tax liabilities	1,628			937
Current liabilities [abstract]
Short-term debt and current portion of long-term debt	4,876			5,861
Current employee benefit liability	544			595
Non-current liabilities [abstract]
Long-term debt	8,025			8,667
Non-current employee benefit liability	€ 8,507			7,875
Assets and liabilities classified as held for sale [member]
Assets classified as held for sale
Intangible assets		€ 788
Property, plant and equipment		2,146
Cash and cash equivalents		426
Other		2,055
Liabilities classified as held for sale
Debt and Other		782
Other liabilities		€ 791
Magneti Marelli S.p.A. | Disposal groups classified as held for sale
Assets classified as held for sale
Intangible assets				717
Property, plant and equipment				1,793
Deferred tax assets				127
Inventories				766
Trade receivables				545
Cash and cash equivalents				719
Other				129
Total Assets held for sale				4,796
Current assets [abstract]
Inventories				766
Current trade and other receivables				492
Current cash and cash equivalents				719
Other current assets				27
Non-current assets [abstract]
Non-current intangible assets and goodwill				717
Non-current property, plant and equipment				1,793
Non-current deferred tax assets				127
Non-current trade and other receivables				53
Other non-current assets				102
Liabilities classified as held for sale
Debt and Other				177
Employee benefit liability				300
Provisions				210
Deferred tax liabilities				99
Trade payables				1,788
Other liabilities				357
Total Liabilities held for sale				2,931
Current liabilities [abstract]
Short-term debt and current portion of long-term debt				64
Current employee benefit liability				55
Current provisions				100
Trade and other current payables				1,788
Other current liabilities				305
Non-current liabilities [abstract]
Long-term debt				113
Non-current employee benefit liability				245
Non-current provisions				110
Non-current deferred tax liabilities				99
Other non-current liabilities				€ 52